SCHEDULE OF PRO FORMA BASIS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Subsequent Events [Abstract]
Revenues	$ 5,244,952	$ 170,897
Net Loss	$ (602,262)	$ (3,698,228)
Net loss per share- basic and diluted	$ (0.0004)	$ (0.0029)
Weighted average number of shares of common stock outstanding- basic and diluted	1,642,083,987	1,259,831,337